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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 93.7%
		Australia: 9.2%
38,846		Australia & New Zealand Banking Group Ltd.	$380,514
20,250		BHP Billiton Ltd.	382,664
70,445		Billabong International Ltd.	493,461
81,076		BlueScope Steel Ltd.	213,766
54,719		Caltex Australia Ltd.	267,176
13,000		Commonwealth Bank of Australia	292,743
14,600		CSL Ltd.	334,858
131,280		Foster’s Group Ltd.	474,486
232,245		Incitec Pivot Ltd.	407,389
34,025		National Australia Bank Ltd.	450,532
104,121		OneSteel Ltd.	176,994
667,800		Oxiana Ltd.	240,868
35,942		QBE Insurance Group Ltd.	563,999
7,400		Rio Tinto Ltd.	228,034
46,650		Suncorp-Metway Ltd.	242,664
152,474		Telstra Corp., Ltd.	407,741
20,024		Wesfarmers Ltd.	246,446
15,065	@	Westpac Banking Corp. - New	175,363
25,847	@	Westpac Banking Corp.	305,769
15,500		Woodside Petroleum Ltd.	368,710
27,279		Woolworths Ltd.	482,410
			7,136,587
		Bahamas: 0.6%
33,153	@	Teekay LNG Partners LP	464,142
			464,142
		Belgium: 0.5%
6,000		Delhaize Group	361,111
			361,111
		Bermuda: 0.3%
55,000		Hiscox Ltd.	262,840
			262,840
		Canada: 0.7%
27,500		Bell Aliant Regional Communications Income Fund	527,737
			527,737
		China: 6.3%
702,000		Anhui Expressway Co., Ltd.	217,459
1,176,000		Bank of China Ltd.	373,870
1,012,000		China Construction Bank	537,639
191,000		China Life Insurance Co., Ltd.	493,072
950,000		China Petroleum & Chemical Corp.	633,637
264,000		China Shipping Development Co., Ltd.	221,060
938,000		China Telecom Corp., Ltd.	358,716
917,000		Industrial and Commercial Bank of China Ltd.	452,678
784,000		Jiangsu Expressway Co., Ltd.	576,418
716,000		PetroChina Co., Ltd.	592,154
1,231,000		Sino-Ocean Land Holdings Ltd.	424,510
			4,881,213
		Finland: 2.2%
16,100		Kesko OYJ	395,194
47,000		Nokia OYJ	665,925
20,000		Orion OYJ	293,083
23,000		UPM-Kymmene OYJ	331,833
			1,686,035
		France: 8.4%
17,000		Accor SA	656,183
11,000		BNP Paribas	609,569
18,000		Bouygues SA	740,076
24,000		France Telecom SA	617,406
15,000		Sanofi-Aventis	829,236
6,000		Schneider Electric SA	378,787
22,000		Total SA	1,155,833

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2008 (Unaudited) (continued)

Shares			Value
		France (continued)
19,000		Vinci SA	$766,719
26,000		Vivendi	738,443
			6,492,252
		Germany: 6.3%
8,700		Allianz AG	717,696
11,000		Bayer AG	570,761
24,300		Bayerische Motoren Werke AG	607,585
5,000		Deutsche Boerse AG	350,405
55,100		Deutsche Post AG	786,503
17,000		E.ON AG	595,688
12,300		MTU Aero Engines Holding AG	246,910
5,000		Muenchener Rueckversicherungs AG	678,766
25,000		Symrise	294,439
			4,848,753
		Hong Kong: 6.3%
258,500		BOC Hong Kong Holdings Ltd.	300,047
37,000		Cheung Kong Holdings Ltd.	350,930
74,000		China Mobile Ltd.	679,588
94,000		CLP Holdings Ltd.	669,174
391,000		CNOOC Ltd.	320,576
1,562,000		Denway Motors Ltd.	406,288
49,000		Esprit Holdings Ltd.	232,391
36,800		Hang Seng Bank Ltd.	472,322
128,500		HongKong Electric Holdings	724,598
241,000		Industrial & Commercial Bank of China (Asia) Ltd.	227,229
38,000		Sun Hung Kai Properties Ltd.	303,296
904,000		TPV Technology Ltd.	164,558
			4,850,997
		Hungary: 0.6%
172,309		Magyar Telekom Telecommunications PLC	503,796
			503,796
		India: 1.6%
97,244		Hindustan Petroleum Corp., Ltd. (Equity Certificates, Issuer: ABN Amro Bank N.V.)	461,416
13,300		ICICI Bank Ltd. ADR	189,392
26,814		Oil & Natural Gas Corp., Ltd. (Equity Certificates, Issuer: ABN Amro Bank N.V.)	371,440
4,960	#	Reliance Industries - Spons GDR	228,570
			1,250,818
		Ireland: 0.5%
16,000		CRH PLC	351,895
30,000		Smurfit Kappa Group PLC	69,515
			421,410
		Israel: 0.6%
246,284		Bank Hapoalim BM	478,799
			478,799
		Italy: 3.0%
36,400		Banche Popolari Unite Scpa	524,869
50,000		ENI S.p.A.	1,134,881
31,000		Prysmian S.p.A.	345,126
87,000		Saras S.p.A.	327,252
			2,332,128
		Malaysia: 1.4%
133,000		Commerce Asset Holdings BHD	219,303
66,300		Digi.com BHD	379,097
195,400		Public Bank BHD	459,347
			1,057,747
		Netherlands: 4.8%
8,800		Akzo Nobel NV	300,807
4,600		Hunter Douglas NV	105,613
17,000		Randstad Holdings NV	318,129
46,000		Royal Dutch Shell PLC - Class B	1,207,838
47,000		Royal KPN NV	649,163
47,000		Unilever NV	1,097,215
			3,678,765
		Philippines: 0.6%
10,440		Philippine Long Distance Telephone Co.	494,601
			494,601
		Portugal: 0.3%
31,600		Banco Espirito Santo SA	233,449
			233,449

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2008 (Unaudited) (continued)

Shares			Value
		Singapore: 2.3%
43,000		DBS Group Holdings Ltd.	$269,308
43,000		Singapore Airlines Ltd.	297,854
226,000		Singapore Press Holdings Ltd.	532,247
245,000		Singapore Telecommunications Ltd.	415,342
204,000		StarHub Ltd.	281,420
			1,796,171
		South Korea: 2.9%
11,722	@	KB Financial Group, Inc.	240,983
41,250		Korea Exchange Bank	202,999
13,100		KT Corp.	294,716
6,654		KT&G Corp.	368,329
1,840		Posco	412,735
1,100		Samsung Electronics Co., Ltd.	364,327
7,541		S-Oil Corp.	338,990
			2,223,079
		Spain: 3.8%
62,000		Banco Bilbao Vizcaya Argentaria SA	643,485
67,000		Banco Santander Central Hispano SA	550,533
82,000		Iberdrola SA	608,808
10,000		Inditex SA	335,970
38,300		Telefonica SA	776,207
			2,915,003
		Sweden: 1.1%
73,000		Nordea Bank AB	525,658
42,400		Telefonaktiebolaget LM Ericsson	296,784
			822,442
		Switzerland: 2.7%
21,000		Compagnie Financiere Richemont SA	364,646
17,000		Novartis AG	793,292
37,000		STMicroelectronics NV	244,133
3,400		Zurich Financial Services AG	663,148
			2,065,219
		Taiwan: 3.6%
356,265		Acer, Inc.	454,816
438,780		China Steel Corp.	293,230
577,875		Compal Electronics, Inc.	300,839
32,500		High Tech Computer Corp.	323,576
119,000		HON HAI Precision Industry Co., Ltd.	231,676
232,000		Nan Ya Plastics Corp.	267,747
329,653		Taiwan Semiconductor Manufacturing Co., Ltd.	411,233
435,000		Tung Ho Steel Enterprise Corp.	276,661
370,348		Wistron Corp.	246,359
			2,806,137
		Thailand: 0.4%
150,300		Advanced Info Service PCL	327,542
			327,542
		Turkey: 0.4%
36,057		Tupras Turkiye Petrol Rafine	345,098
			345,098
		United Kingdom: 11.1%
9,000		AstraZeneca PLC	339,353
110,000		Aviva PLC	682,902
141,000		BP PLC	1,142,797
78,400		Brit Insurance Holdings PLC	245,809
63,000		GlaxoSmithKline PLC	1,089,646
38,000		Greene King PLC	229,801
96,000		HSBC Holdings PLC	1,045,831
375,600		Kingfisher PLC	692,312
33,000		Scottish & Southern Energy PLC	561,425
60,000		Tate & Lyle PLC	362,106
41,818		United Utilities Group PLC	390,491
590,000		Vodafone Group PLC	1,157,258
82,400		William Hill PLC	243,500
68,000		WPP PLC	379,611
			8,562,842

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2008 (Unaudited) (continued)

Shares				Value
		United States: 11.2%
48,100		Altria Group, Inc.		$773,448
27,600		Atmos Energy Corp.		688,068
32,300		Bank of America Corp.		524,875
43,400		Bristol-Myers Squibb Co.		898,380
28,400		Dow Chemical Co.		526,820
44,200		General Electric Co.		758,914
25,300		JPMorgan Chase & Co.		800,998
16,981		Kinder Morgan Energy Partners LP		823,409
54,600		Pfizer, Inc.		897,078
73,000		Southern Copper Corp.		1,004,480
29,100		Verizon Communications, Inc.		950,115
				8,646,585
		Total Common Stock (Cost $118,326,582)		72,473,298
REAL ESTATE INVESTMENT TRUSTS: 2.4%
		Australia: 0.5%
35,900		Westfield Group		355,753
				355,753
		Belgium: 0.3%
1,800		Cofinimmo		229,905
				229,905
		France: 0.3%
1,800		Unibail		241,882
				241,882
		Netherlands: 0.3%
3,200		Wereldhave NV		253,376
				253,376
		Singapore: 0.6%
660,000	@	Ascendas India Trust		189,906
309,000	@	Ascendas Real Estate Investment Trust		305,288
				495,194
		United Kingdom: 0.4%
33,000		British Land Co. PLC		267,133
				267,133
		Total Real Estate Investment Trusts (Cost $3,109,576)		1,843,243
EXCHANGE-TRADED FUNDS: 1.2%
		South Korea: 1.2%
97,200		Samsung Kodex200 Exchange Traded Fund		945,864
		Total Exchange-Traded Funds (Cost $1,003,081)		945,864
PREFERRED STOCK: 0.4%
		South Korea: 0.4%
1,429		Samsung Electronics Co., Ltd.		325,619
		Total Preferred Stock (Cost $674,177)		325,619
RIGHTS: 0.0%
		Spain: 0.0%
62,500		Banco Santander SA		38,314
		Total Rights (Cost $-)		38,314
		Total Investments in Securities (Cost $123,113,416)*	97.7%	$75,626,338
		Other Assets and Liabilities - Net	2.3	1,746,511
		Net Assets	100.0%	$77,372,849

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $124,796,100.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$431,697
		Gross Unrealized Depreciation		(49,601,459)
		Net Unrealized Depreciation		$(49,169,762)

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.3%
Agriculture	1.5
Airlines	0.4
Apparel	0.9
Auto Manufacturers	1.3
Banks	14.9
Beverages	0.6
Biotechnology	0.4
Building Materials	0.5
Chemicals	3.1
Commercial Services	1.4
Computers	1.9
Diversified	1.4
Diversified Financial Services	0.8
Electric	4.1
Electrical Components & Equipment	0.9
Electronics	0.3
Engineering & Construction	2.0
Entertainment	0.3
Food	3.5
Forest Products & Paper	0.5
Gas	0.9
Housewares	0.1
Insurance	5.6
Iron/Steel	1.8
Lodging	0.9
Media	2.1
Mining	2.4
Miscellaneous Manufacturing	1.0
Office Property	0.5
Oil & Gas	11.5
Pharmaceuticals	6.6
Pipelines	1.1
Real Estate	1.4
Retail	2.4
Semiconductors	1.7
Shopping Centers	0.5
Telecommunications	12.6
Transportation	1.9
Water	0.5
Other Long-Term Investments	1.2
Other Assets and Liabilities - Net	2.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of November 30, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$18,650,778	$—
Level 2- Other Significant Observable Inputs	56,975,560	(68,194)
Level 3- Significant Unobservable Inputs	—	(27,301)
Total	$75,626,338	$(95,495)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 02/29/08	$—	$(657,078)
Net purchases/sales	—	123,830
Total realized and unrealized gain (loss)	—	505,947
Amortization of premium/discount	—	—
Transfers in and/or out of Level 3	—	—
Balance at 11/30/08	$—	$(27,301)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2008 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

1,170	Merrill Lynch	Australia S&P/ASX 200 Index	12/03/08	4,214.14	AUD	$125,080	$(68)
2,450	Morgan Stanley	Dow Jones Euro Stoxx 50	12/03/08	2,732.30	EUR	361,009	(757)
820	Morgan Stanley	FTSE 100 Index	12/03/08	4,553.14	GBP	236,570	(16,518)
1,570	Merrill Lynch	Hong Kong Hang Seng Index	12/03/08	14,240.50	HKD	171,682	(50,851)
13,110,000	Morgan Stanley	Korea KOSPI 200 Index	12/03/08	152.10	KRW	90,862	(5,241)
13,000	Deutsche Bank, AG	Taiwan TAIEX Index	12/03/08	4,650.14	TWD	80,976	(22,060)
						$1,066,179	$(95,495)
		Total Premiums Received:	$1,066,179
	Total Liabilities for Options Written:		$95,495

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2009